Legal Proceedings	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Legal Proceedings [Abstract]
Legal Proceedings
Note 18 – Legal Proceedings
Various legal proceedings, claims and investigations related to products, contracts, employment and other matters are pending against us. In addition, we are subject to various government inquiries and investigations from which civil, criminal or administrative proceedings could result or have resulted in the past. Such proceedings involve or could involve claims by the government for fines, penalties, compensatory and treble damages, restitution and/or forfeitures. Under U.S. government regulations, a company, or one or more of its operating divisions or subdivisions, can also be suspended or debarred from government contracts, have certain of its production certificates suspended or revoked, or lose its export privileges, based on the results of investigations. We believe, based upon current information, that the outcome of any currently pending legal proceeding, claim, or government dispute, inquiry or investigation will not have a material effect on our financial position, results of operations or cash flows. With respect to the matters set forth below, we cannot reasonably estimate a range of loss in excess of recorded amounts, if any.
Multiple legal actions and inquiries were initiated as a result of the October 29, 2018 accident of Lion Air Flight 610 and the March 10, 2019 accident of Ethiopian Airlines Flight 302. On January 7, 2021, we entered into a Deferred Prosecution Agreement (DPA) with the U.S. Department of Justice (the Department) relating to the Department’s investigation into us regarding the evaluation of the 737 MAX by the Federal Aviation Administration (the Investigation). Among other obligations, the DPA includes a three-year reporting period, which ended earlier this year. On May 14, 2024, the Department notified us of its determination that we did not fulfill our obligations under the DPA and that the Department would not move to dismiss the information. On July 24, 2024, we and the Department filed a plea agreement with the U.S. District Court for the Northern District of Texas (the Court) to resolve the Investigation. If approved by the Court, under the terms of the agreement, Boeing would agree to plead guilty to the charge that was the basis for the DPA; would pay an additional fine of $244; would commit to invest at least $455 in compliance, quality and safety programs over a three-year period; and would agree to the appointment of an independent compliance monitor for three years. We are actively engaging with the U.S. Department of Defense regarding potential impacts on our business with the U.S. government and are assessing other related risks.
Multiple legal actions were initiated as a result of the January 5, 2024 Alaska Airlines Flight 1282 accident. We are also subject to multiple governmental and regulatory investigations and inquiries relating to the Alaska Airlines Flight 1282 accident and our commercial airplanes business. We cannot reasonably estimate a range of loss, if any, not covered by available insurance that may result given the current status of pending lawsuits, investigations and inquiries related to the 737 program.
During 2019, we entered into agreements with Embraer S.A. (Embraer) to establish joint ventures that included the commercial aircraft and services operations of Embraer, of which we were expected to acquire an 80 percent ownership stake for $4,200, as well as a joint venture to promote and develop new markets for the
C-390
Millennium. In 2020, we exercised our contractual right to terminate these agreements based on Embraer’s failure to meet certain required closing conditions. Embraer has disputed our right to terminate the agreements, and the dispute is currently in arbitration, which we currently expect to be resolved in the third quarter of 2024.

Note 21 – Legal Proceedings
Various legal proceedings, claims and investigations related to products, contracts, employment and other matters are
pending against us. In addition, we are subject to various government inquiries and investigations from which civil, criminal or administrative proceedings could result or have resulted in the past. Such proceedings involve or could involve claims by the government for fines, penalties, compensatory and treble damages, restitution and/or forfeitures. Under U.S. government regulations, a company, or one or more of its operating divisions or subdivisions, can also be suspended or debarred from government contracts, or lose its export privileges, based on the results of investigations. We believe, based upon current information, that the outcome of any currently pending legal proceeding, claim, or government dispute, inquiry or investigation will not have a material effect on our financial position, results of operations or cash flows. With respect to the matters set forth below, we cannot reasonably estimate a range of loss in excess of recorded amounts, if any.
Multiple legal actions and inquiries were initiated as a result of the October 29, 2018 accident of Lion Air Flight 610 and the March 10, 2019 accident of Ethiopian Airlines Flight 302. On January 7, 2021, we entered into a Deferred Prosecution Agreement (DPA) with the U.S. Department of Justice that resolved the Department of Justice’s investigation into us regarding the evaluation of the 737 MAX by the Federal Aviation Administration (FAA). Among other obligations, the DPA includes a three-year reporting period, which ended earlier this month. The Department is currently considering whether we fulfilled our obligations under the DPA and whether to move to dismiss the information, which motion will require court approval.
During 2019, we entered into agreements with Embraer S.A. (Embraer) to establish joint ventures that included the commercial aircraft and services operations of Embraer, of which we were expected to acquire an 80 percent ownership stake for $4,200, as well as a joint venture to promote and develop new markets for the
C-390
Millennium. In 2020, we exercised our contractual right to terminate these agreements based on Embraer’s failure to meet certain required closing conditions. Embraer has disputed our right to terminate the agreements, and the dispute is currently in arbitration, which we currently expect to be resolved in 2024.